STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended								5 Months Ended	12 Months Ended
	Aug. 12, 2022 individual tranche shares	Jul. 27, 2022 USD ($) shares	Aug. 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	May 31, 2023 shares	Jan. 31, 2023 shares	Nov. 30, 2022 shares	Aug. 31, 2022	Dec. 31, 2021	Jan. 31, 2021 installment shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum allocated target share units, percent						200.00%
Granted (in dollars per share) | $ / shares				$ 6.48
Number of founders | individual	2
Stock options, unrecognized compensation cost | $												$ 16.1
Waldencast plc
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												0
Additional Paid-In Capital | Waldencast plc
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense | $											$ 7.7	$ 9.4	$ 9.2
Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		5,906,300
Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		237,724
Obagi and Milk Business Combinations
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock based compensation expense | $		$ 18.3
Fair value of equity awards in business combination | $		$ 47.7
Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	11,500,000
Number of tranches | tranche	4
Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance (in shares)										1,500,000
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance (in shares)												23,042,449
Anniversary period, annual increase in shares issued under plan												10 years
Percentage increase in shares available for issuance												3.00%
Shares reserved for future issuance (in shares)												5,533,142
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock, unrecognized compensation cost | $												$ 13.0
Compensation cost, weighted average service period												2 years 3 months 18 days
Restricted stock | Waldencast plc
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												6,705,468
Forfeited (in shares)												851,298
Granted (in dollars per share) | $ / shares												$ 3.69
Restricted stock | Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		1,776,827
Restricted stock | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	692,000
Restricted stock | Long-Term Incentive Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												0	0
Awards with modified performance conditions in period (in shares)					137,537
Forfeited (in shares)					360,000
Vesting percentage							33.00%
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement, Employees And Non Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												3,828,878
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												312,830
Restricted stock | Long-Term Incentive Awards | Share-Based Payment Arrangement Board Of Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												319,471
Restricted stock | One-Tim Stock Grant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance (in shares)							10,000
Award vesting period							3 years
Restricted stock | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period										5 years
Number of annual installments | installment										5
Award expiration period										10 years
Stock Growth Incentive 2027 Awards (SGI Awards)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)												2,557,119
Maximum allocated target share units, percent			200.00%
Granted (in dollars per share) | $ / shares			$ 2.88
SGI Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Post vesting holding period												1 year
Stock Growth Incentive 2025 Awards (SGI Awards)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)						2,290,000
Granted (in dollars per share) | $ / shares													$ 8.88
Post vesting holding period													1 year
Stock Appreciation Rights (SARs) | Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		2,808,131
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period												3 years 6 months
Stock options | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period								6 years
Stock options | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period										5 years
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period									3 months
Vesting percentage										25.00%
Number of quarterly installments | installment										4
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period									5 years
Vesting percentage										75.00%
Number of annual installments | installment										5